Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated depreciation		$ 778	$ 702
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	6,599,846	6,534,846	2,198,427
Common stock, shares outstanding	6,599,846	6,534,846	2,198,427
Series A Convertible Preferred Stock [Member]
Series A Preferred Stock, par value		$ 0.0001	$ 0.0001
Series A Preferred Stock, shares authorized		0	15,000
Series A Preferred Stock, shares issued		0	5,110
Series A Preferred Stock, shares outstanding		0	5,110
Series A-1 Convertible Preferred Stock [Member]
Series A-1 Preferred Stock, par value		$ 0.0001	$ 0.0001
Series A-1 Preferred Stock, shares authorized		0	10,000
Preferred stock, shares issued		0	1,578
Preferred stock, shares outstanding		0	1,578